SEGMENTS	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
SEGMENTS
SEGMENTS

NOTE 4. SEGMENTS

Our reportable segments correspond to how the chief operating decision maker (“CODM”) reviews performance and allocates resources. Our four reportable segments consist of the following:

United States: This reportable segment is comprised of Kyndryl’s operations in the United States.

Japan: This reportable segment is comprised of Kyndryl’s operations in Japan.

Principal Markets: This reportable segment represents the aggregation of our operations in Australia / New Zealand, Canada, France, Germany, India, Italy, Spain / Portugal, and the United Kingdom / Ireland.

Strategic Markets: This reportable segment is comprised of our operations in all other countries in which we operate.

The measure of segment operating performance used by Kyndryl’s CODM is adjusted EBITDA. Adjusted EBITDA is defined as net income (loss) excluding net interest expense, depreciation and amortization (excluding depreciation of right-of-use assets and amortization of capitalized contract costs), transaction-related costs, pension costs other than pension servicing costs and multi-employer plan costs, stock-based compensation expense, workforce rebalancing charges, impairment expense, significant litigation costs, and foreign currency impacts of highly inflationary countries. The use of revenue and adjusted EBITDA aligns with how the CODM assesses performance and allocates resources for the Company’s segments. The Company has recast the prior-period results to reflect the change in segment structure that became effective in the fourth quarter of 2021. In addition, during the three months ended March 31, 2022, the Company updated certain allocation methodologies related to its measure of segment adjusted EBITDA and has accordingly recast the prior-period information to reflect these updates, which did not change the aggregate amount of segment adjusted EBITDA.

Our geographic markets frequently work together to sell and implement certain contracts. The economic environment and its effects on the industries served by our geographic markets affect revenues and operating expenses within our geographic markets to differing degrees. Currency fluctuations also tend to affect our geographic markets differently, depending on the geographic concentrations and locations of their businesses.

The following table reflects the results of the Company’s segments:

	Three Months Ended June 30,
(Dollars in millions)	2022	2021
Revenue
United States	$1,168	$1,210
Japan	634	747
Principal Markets	1,516	1,842
Strategic Markets	970	953
Total revenue	$4,288	$4,751
Segment adjusted EBITDA
United States	$200	$275
Japan	115	140
Principal Markets	100	71
Strategic Markets	96	133
Total segment adjusted EBITDA	$511	$620

The following table reconciles consolidated pretax income (loss) to segment adjusted EBITDA:

	Three Months Ended June 30,
(Dollars in millions)	2022	2021
Pretax income (loss)	$(205)	$(313)
Workforce rebalancing charges (benefits)	4	(11)
Transaction-related costs	103	173
Stock-based compensation expense	26	18
Interest expense	20	15
Depreciation expense	228	331
Amortization expense	308	351
Corporate expense not allocated to the segments	20	49
Other adjustments *	9	7
Segment adjusted EBITDA	$511	$620
*	Other adjustments represent pension costs other than pension servicing costs and multi-employer plan costs.

NOTE 4. SEGMENTS

Our reportable segments correspond to how the chief operating decision maker (“CODM”) reviews performance and allocates resources. Our four reportable segments consist of the following:

United States: This reportable segment is comprised of Kyndryl’s operations in the United States.

Japan: This reportable segment is comprised of Kyndryl’s operations in Japan.

Principal Markets: This reportable segment represents the aggregation of our operations in Australia / New Zealand, Canada, France, Germany, India, Italy, Spain / Portugal, and the United Kingdom / Ireland.

Strategic Markets: This reportable segment is comprised of our operations in all other countries in which we operate.

The measure of segment operating performance used by Kyndryl’s CODM is adjusted EBITDA. Adjusted EBITDA is defined as net income (loss) excluding net interest expense, depreciation and amortization (excluding depreciation of right-of-use assets and amortization of capitalized contract costs), transaction-related costs, pension costs other than pension servicing costs and multi-employer plan costs, stock-based compensation expense, workforce rebalancing charges, impairment expense, significant litigation costs, and foreign currency impacts of highly inflationary countries. The use of revenue and adjusted EBITDA aligns with how the CODM assesses performance and allocates resources for the Company’s segments. The Company has recast the prior-period results to reflect the change in segment structure that became effective in the fourth quarter of 2021. In addition, during the three months ended March 31, 2022, the Company updated certain allocation methodologies related to its measure of segment adjusted EBITDA and has accordingly recast the prior-period information to reflect these updates, which did not change the aggregate amount of segment adjusted EBITDA.

Our geographic markets frequently work together to sell and implement certain contracts. The economic environment and its effects on the industries served by our geographic markets affect revenues and operating expenses within our geographic markets to differing degrees. Currency fluctuations also tend to affect our geographic markets differently, depending on the geographic concentrations and locations of their businesses.

The following table reflects the results of the Company’s segments:

	Three Months Ended March 31,
(Dollars in millions)	2022	2021
Revenue
United States	$1,169	$1,228
Japan	706	763
Principal Markets	1,579	1,825
Strategic Markets	978	955
Total revenue	$4,431	$4,771
Segment adjusted EBITDA
United States	$248	$180
Japan	154	123
Principal Markets	98	52
Strategic Markets	92	96
Total segment adjusted EBITDA	$592	$450

The following table reconciles consolidated pretax income to segment adjusted EBITDA:

	Three Months Ended March 31,
(Dollars in millions)	2022	2021
Pretax income (loss)	$(189)	$(403)
Workforce rebalancing charges	—	52
Transaction-related costs	58	55
Stock-based compensation expense	31	16
Interest expense	21	14
Depreciation expense	246	339
Amortization expense	326	330
Corporate expense not allocated to the segments	56	40
Other adjustments *	43	7
Segment adjusted EBITDA	$592	$450
*	Other adjustments represents significant litigation costs and pension costs other than pension servicing costs and multi-employer plan costs.

NOTE 4. SEGMENTS

In conjunction with the Separation, the Company implemented a new operating structure. With this change, the way the Company organizes its operating and reportable segments was revised to better reflect the way the chief operating decision maker (“CODM”) reviews performance and allocates resources.

In addition, the measure of segment operating performance used by Kyndryl’s CODM changed. The updated measure of segment operating performance used by Kyndryl’s CODM is adjusted EBITDA. Adjusted EBITDA is defined as net income (loss) excluding net interest expense, depreciation and amortization (excluding depreciation of right-of-use assets and amortization of capitalized contract costs), pension costs other than pension servicing costs and multi-employer plan costs, early extinguishment of debt charges, workforce rebalancing and restructuring charges, transaction-related and integration-related items, goodwill and long-lived asset impairment charges, foreign currency impacts of highly inflationary countries, significant litigation costs, stock-based compensation expense and income taxes. The use of revenue and adjusted EBITDA aligns with how the CODM assesses performance and allocates resources for the Company’s segments. During the three months ended March 31, 2022, the Company updated certain allocation methodologies related to its measure of segment adjusted EBITDA and has accordingly recast the prior-period information to reflect these updates, which by itself did not change the aggregate amount of segment adjusted EBITDA. The following discussions on Principal Markets segment results also reflect the revision of the over-accrual of accrued contract costs as discussed in Note 19.

Our four reportable segments consist of the following:

United States: This reportable segment is comprised of Kyndryl’s operations in the United States.

Japan: This reportable segment is comprised of Kyndryl’s operations in Japan.

Principal Markets: This reportable segment represents the aggregation of our operations in Australia / New Zealand, Canada, France, Germany, India, Italy, Spain / Portugal, and the United Kingdom / Ireland, comprised of Kyndryl’s operations in those respective countries.

Strategic Markets: This reportable segment is comprised of our operations in all other countries.

While this reporting change did not impact the Company’s consolidated results, segment data has been recast in the tables below to be consistent for all periods presented.

Our geographic markets frequently work together to sell and implement certain contracts. The resulting revenues and costs from these contracts may be apportioned among the participating geographic markets. The economic environment and its effects on the industries served by our geographic markets affect revenues and operating expenses within our geographic markets to differing degrees. Currency fluctuations also tend to affect our geographic markets differently, depending on the geographic concentrations and locations of their businesses.

The following table reflects the results of the Company’s segments:

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Revenue
United States	$4,805	$5,084	$5,340
Japan	2,923	3,042	2,929
Principal Markets	7,085	7,187	7,587
Strategic Markets	3,844	4,040	4,424
Total revenue	$18,657	$19,352	$20,279
Segment adjusted EBITDA
United States	$842	$940	$974
Japan	501	534	468
Principal Markets	341	375	609
Strategic Markets	540	488	660
Total segment adjusted EBITDA	$2,223	$2,337	$2,710

The following table reconciles consolidated totals to certain segment information:

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Pretax income (loss)	$(1,903)	$(1,760)	$(573)
Workforce rebalancing charges	39	918	159
Transaction-related costs	627	21	—
Stock-based compensation expense	71	64	51
Impairment expense	469	—	—
Interest expense	64	63	76
Depreciation expense	1,300	1,445	1,469
Amortization expense	1,314	1,408	1,335
Corporate expense not allocated to the segments	154	153	144
Other adjustments *	88	27	50
Segment adjusted EBITDA	$2,223	$2,337	$2,710
*	Other adjustments represent significant litigation costs and pension costs other than pension servicing costs and multi-employer plan costs.

Segment Assets and Other Items

The Company does not allocate assets to the above reportable segments for our CODM’s review.

Major Clients

Other than transactions with the Parent (see Note 17 – Related-Party Transactions), no single client represented 10 percent or more of the Company’s total revenue in 2021, 2020 or 2019.

Geographic Information

The following tables provide information for those countries that represent 10 percent or more of the specific category. Refer to Note 8 – Property and Equipment and Note 9 – Leases for more information on allocation methodologies.

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Revenue*
United States	$4,805	$5,081	$5,340
Japan	2,923	3,037	2,925
Other countries	10,930	11,235	12,015
Total revenue	$18,657	$19,352	$20,279
*	Revenues are attributed to countries based on the location of the client and exclude certain allocations.

	At December 31,
(Dollars in millions)	2021	2020
Property and equipment, net
United States*	$890	$922
Canada	260	430
Other countries	1,773	2,638
Total property and equipment, net	$2,923	$3,991

Operating right-of-use assets, net
United States*	$205	$66
Japan	139	77
Belgium	176	197
Italy	86	114
Other countries	755	677
Total operating right-of-use assets, net	$1,361	$1,131
*	Includes corporate and other.